Equity - Summary of Capital Surplus (Detail) $ in Millions, $ in Millions	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Equity [abstract]
Additional paid-in capital	$ 24,183.6		$ 24,185.0
From merger	22,803.3		22,804.5
From convertible bonds	8,892.4		8,892.9
From difference between the consideration received and the carrying amount of the subsidiaries' net assets during actual disposal	8,406.3		8,406.3
Donations - donated by shareholders	11.3		11.3
From share of changes in equities of subsidiaries	4,229.9		113.9
From share of changes in equities of associates	311.8		307.2
Donations - unclaimed dividend	53.7		40.4
Employee restricted shares	438.0		0.0
Total	$ 69,330.3	$ 2,256.1	$ 64,761.5